BUSINESS COMBINATIONS (Details) (USD $)	Aug. 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Acquisition consideration:
Common stock issued to Hipcricket stakeholders	$ 13,025	$ 12,955	$ 9,443
Hipcricket
Acquisition consideration:
Cash paid	3,000,000	3,000,000
Common stock issued to Hipcricket stakeholders		35,517,813
Promissory note		1,000,000
Contingent acquisition payable (in cash or common stock)		23,284,000
Total acquisition consideration	23,300,000	62,801,813
Assets acquired, liabilities assumed and goodwill:
Accounts receivable		2,014,109
Prepayments and deposits		189,052
Current liabilities	2,000,000	(979,087)
Deferred income tax liability		(10,997,717)
Customer relationships		11,900,000
Acquired technology		6,600,000
Acquired trade name		8,700,000
Total assets acquired and liabilities assumed	25,200,000	17,426,357
Goodwill		$ 45,375,456